Property, Plant and Equipment, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended	18 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 18	$ 0	$ 41	$ 0	$ 23,000